Equity Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 17, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation expense	$ 52,686,000	$ 175,000	$ 699,000,000	$ 730,000,000
Unrecognized compensation expense	$ 50,020,000		$ 868,000,000
weighted average grant date fair value of the Profits Interests granted during the year	$ 6.03			$ 0.36
unrecognized compensation expense is expected to be recognized	3 years 7 months 6 days		1 year 4 months 24 days
Partners' Capital Account, Unit-Based Payment Arrangement, Number of Units	2,750,000
Partners' Capital Account, Unit-Based Payment Arrangement, Amount	$ 2,502,000
Research and Development in Process	14,080,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation Expense	5,437,000
Compensation expense attributable to vested awards	$ 3,715,000
Capital Unit, Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Limited Partners' Capital Account, Units Authorized	50,000,000		10,000,000		50,000,000
Number of Shares Available for Grant			0
Number of common units unissued of limited liability company			2,232,878
Common Units Unissued	22,164,559
Class B-1 Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Limited Partners' Capital Account, Units Authorized					10,000,000
Equity-based compensation expense	$ 31,226,000
Common Unit, Issued	6,098,901
Common Unit, Issuance Value	$ 5,550,000
On The Latter Of The First Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement	25.00%		25.00%
In First Anniversary Of The Acquisition Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement	75.00%		75.00%
On Each Enniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement	25.00%		25.00%
Each Calendar Quarter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement	6.25%		6.25%
Over The Three Year Period From The Date Of Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement	33.30%